PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other deposits	¥ 9,531		¥ 6,919
Receivable related to financial services (Note 2)	5,662		4,193
Interest receivables	918		514
Prepaid expenses	170		168
Others	1,009		955
Total	¥ 17,290	$ 2,369	¥ 12,749